Condensed Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 379,606	$ 14,632	$ 8,124
Prepaid expenses and other current assets	234	127	34
Total current assets	379,840	14,759	8,158
Property and equipment, net	1,441	1,486	110
Other assets	191	191
Total assets	381,472	16,436	8,268
Current liabilities:
Accounts payable	1,488	1,256	518
Accrued expenses and other current liabilities	3,190	1,102	193
Total current liabilities	4,678	2,358	711
Long-term debt-net of unamortized debt discount	9,936		3,375
Deferred rent	13	42
Total liabilities	14,627	2,400	4,086
Redeemable convertible preferred stock		27,429	9,061
Commitments and contingencies
Stockholders' equity
Common stock, value	5	1	1
Additional paid-in capital	417,374	6,352	7
Accumulated deficit	(50,534)	(19,746)	(4,887)
Total stockholders' equity	366,845	14,036	(4,879)
Total liabilities and stockholders' equity	$ 381,472	16,436	$ 8,268
Convertible Preferred Stock
Stockholders' equity
Convertible preferred stock		$ 27,429